Related-Party Transactions (Loans To Principal Officers, Directors And Affiliates) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Related-Party Transactions [Abstract]
Beginning balance	$ 3,672
New loans	3,062
Repayments	(621)
Ending balance	$ 6,113